UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8942
First Carolina Investors, Inc
(Exact name of registrant as specified in charter)
9347 A Founders Street
Fort Mill, South Carolina 29708
(Address of principal executive offices)
Brent D. Baird
First Carolina Investors, Inc.
9347 A Founders Street
Fort Mill, South Carolina 29708
(Name and address of agent for service)
Registrant’s telephone number, including area code: 803-802-0890
Date of fiscal year end: December 31, 2010
Date of reporting period: June 30, 2010
Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-l). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policy making roles. A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S. C. ss. 3507.

Item 1. Report to Stockholders.
The Registrant’s Report to Shareholders at June 30, 2010 is furnished within the filing of this N-CSRS.

FIRST CAROLINA INVESTORS, INC.

REPORT TO SHAREHOLDERS

June 30, 2010

FIRST CAROLINA INVESTORS, INC.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 and 2009
(Unaudited)

	2010	2009

ASSETS

Investments in securities, at fair value (cost of $3,895,632 in 2010 and $10,766,630 in 2009)	$2,520,507	$2,563,904
Short term money market investments	4,595,752	2,061,915
Cash	29,957	11,597
Accrued dividend and interest receivable	19,713	19,739
Deferred income taxes receivable	—	2,568,289
Federal and state tax receivable	—	250,962
Other assets	12,266	12,347

Total assets	$7,178,195	$7,488,753

LIABILITIES

Accounts payable and accrued liabilities	$23,642	$25,135
Undisbursed dividend payable	443,339	—
Deferred income tax payable	55,557	—
Federal and state income taxes payable	1,103,322	—

Total liabilities	1,625,860	25,135

Net Assets	$5,552,335	$7,463,618

Net assets per share (3,500,000 no par value common shares authorized, 886,679 shares issued, 886,579 shares outstanding in 2010 and 2009, respectively)	$6.26	$8.42

See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2009 Annual Report.

FIRST CAROLINA INVESTORS, INC.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2010 and 2009
(Unaudited)

	2010	2009

INCOME

Dividends	$6,328	$5,749
Interest	42,378	35,917
Other	100	100

Total income	48,806	41,766

EXPENSES

General and administrative	57,936	57,247
Director fees and expenses	57,872	58,246
Professional fees	81,611	58,377
State and local taxes	13,162	13,193
Other	10,242	16,968

Total expenses	220,823	204,031

Loss before income taxes and realized and unrealized depreciation on investments	(172,017)	(162,265)
Benefit for income taxes	—	62,000

Investment loss, net	(172,017)	(100,265)
Net loss realized on investments in securities, after income tax benefit of $0 in 2010 and $(1,397,000) in 2009	—	(2,254,613)
Change in unrealized appreciation of investments, net	33,678	2,183,065

Net decrease in net assets resulting from operations	$(138,339)	$(171,813)

See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2009 Annual Report.

FIRST CAROLINA INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2010 and 2009
(Unaudited)

	2010	2009

Decrease in net assets from operations
Investment loss, net	$(172,017)	$(100,265)
Realized loss on investments, net	—	(2,254,613)
Change in unrealized appreciation, net	33,678	2,183,065

Net decrease in net assets resulting from operations	(138,339)	(171,813)
Declared dividends to shareholders of $1.50 per share in 2010 and $1.00 per share in 2009	(1,330,018)	(886,679)

Total decrease	(1,468,357)	(1,058,492)
Net assets
Beginning of period	7,020,692	8,522,110

End of period	$5,552,335	$7,463,618

See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2009 Annual Report.

FIRST CAROLINA INVESTORS, INC.

Schedule of Investments
June 30, 2010 and 2009
(Unaudited)

	2010		2009
	Principal		Principal
	Amount or		Amount or	Fair
	No. Shares	Fair Value	No. Shares	Value

Common and Preferred Stocks — 27.0% in 2010 and 20.6% in 2009
Financial Services — 7.9% in 2010 and 18.9% in 2009
Finova Group, Inc.	—	—	3,393,684	20,362
Federal Home Loan Mortgage Corporation Series L	73,647	50,080	73,647	73,647
Federal Home Loan Mortgage Corporation Series M	625	356	625	731
Federal Home Loan Mortgage Corporation	5,000	3,000	5,000	5,000
Manufacturing — 0.0% in 2010 and 2009
High Falls Brewery Company, LLC	—	—	193,900	—
Diversified — 92.1% in 2010 and 81.1% in 2009
Ravensource Fund	74,000	626,735	74,000	344,082
Seaco, Ltd.	—	—	2,087,500	83,500

Total Common and Preferred Stocks — (cost of $2,018,626 in 2010 and $5,655,029 in 2009)		$680,171		$527,322

Fixed Income Securities — 73.0% in 2010 and 79.4% in 2009
Abitibi Consolidated, Inc. 7.75% Notes due 2011	—	—	$2,000,000	160,000
High Falls Brewery Company, Inc. LLC 12% Notes due 2007	—	—	$1,110,000	—
St. Paul Associates, LLC 12% Sub Notes due 2009	—	—	$175,000	—
U.S. Treasury Note 4.50% due 2011	$1,751,000	1,840,336	$1,751,000	1,876,582

Total Fixed Income Securities (cost of $1,877,206 in 2010 and $5,111,601 in 2009)		$1,840,336		$2,036,582

Total — 100% (cost of $3,895,832 in 2010 and $10,766,630 in 2009)		$2,520,507		$2,563,904

Short term money market investments		$4,595,752		$2,061,915

See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2009 Annual Report.

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS
June 30, 2010 and 2009
(Unaudited)

1.	Summary of significant accounting policies, financial statement presentation and organization.

  (a) Organization

First Carolina Investors, Inc. (the “Company”) was organized December 2, 1971 and subsequently incorporated in the State of Delaware July 1, 1987. On January 3, 1995, First Carolina Investors, Inc. registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940.

  (b) Investments in Securities

The Company records security transactions based on the trade date. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities of privately-held issuers or for which market quotations are not readily available are valued at fair value as determined in good faith by the Company’s Pricing Committee of the Board of Directors. In determining fair value, the Pricing Committee of the Board of Directors may consider, if available, financial statements; business and strategic plans; evaluations of major assets; quality of management; legal, contractual or market restrictions or limitations on sale of the securities; and other factors which the directors deem relevant. Realized gains and losses are determined based on the average cost of the securities sold.

Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. Discounts and premiums on debentures are amortized to cost over the life of the debentures at the effective rate of interest.

  (c) Income taxes

The Company is subject to federal and state corporate income taxes. The Company accounts for deferred income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

  (d) Distributions to Shareholders

Dividends payable to shareholders are recorded on the declaration date.

  (e) Management’s use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results may differ from these estimates.

  (f) Reclassification

Certain amounts included in the 2009 statement of operations have been reclassified to conform to the 2010 presentation.

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2010 and 2009
(Unaudited)

2. Investment Transactions

During the first six months of 2010 no purchases or sales of investments were made. For the six months ended June 30, 2009 no purchases of investments were made and the net loss from the sale of investments amounted to $3,651,613. Net gains and losses are computed using the average cost method.

Effective January 1, 2008, the Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Company’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Company’s investments at fair value:

		Investments in Securities
		2010	2009
Level 1:	Quoted Prices	$2,520,507	$2,563,904
Level 2:	Other Significant Observable Inputs	—	—
Level 3:	Significant Unobservable Inputs**	—	—

Total		$2,520,507	$2,563,904

**	At June 30, 2010 the Company no longer has investments in High Falls Brewing Company, LLC and St. Paul Associates, LLC. At June 30, 2009, the Company had investments in High Falls Brewing Company, LLC and St. Paul Associates, LLC fixed income securities which are Level 3 securities as the fair value is determined by the Pricing Committee of the Board of Directors. The Pricing Committee had determined the fair value of these securities to be zero as of June 30, 2009.

3. Other Assets

The components of other assets at June 30, 2010 and 2009 are as follows:

	2010	2009

Miscellaneous	$12,266	$12,347

	$12,266	$12,347

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2010 and 2009
(Unaudited)

4. Accounts payable and accrued liabilities

The components of accounts payable and accrued liabilities at June 30, 2010 and 2009 are as follows:

	2010	2009

Trade accounts payable	$19,857	$2,977
Miscellaneous accruals and payable	3,785	22,158

	$23,642	$25,135

5. Income Taxes

In June 2006, the FASB issued Interpretation (“FIN”) 48, Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement No. 109. The interpretation addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Pursuant to FIN 48, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. FIN 48 requires the tax benefits recognized in the financial statements to be measured based on the largest benefit that has a greater than fifty percent likelihood to be realized upon ultimate settlement. FIN 48 also provides guidance regarding derecognition of tax benefits, interest and penalties related to tax deficiencies, and requires additional income tax disclosures. The Company adopted the provisions of FIN 48 as of January 1, 2007.

As a result of various uncertain state tax positions of the Company, the amount of unrecognized tax benefits as of January 1, 2010 was $1,301,000, of which $433,000 would impact the Company’s effective tax rate, if recognized. While it is possible that the unrecognized tax benefit could change significantly during the next year, it is reasonably possible that the Company will recognize approximately $1,041,000 of unrecognized tax benefits as a result of the expiration of certain state statute of limitations.

Consistent with prior reporting periods, the Company recognizes interest accrued in connection with unrecognized tax benefits, net of related tax benefits, and penalties in income tax expense in consolidated statements of income. As of January 1, 2010, the Company had accrued approximately $323,000 for the payment of interest and penalties. As of June 30, 2010, the Company had accrued approximately $321,000 for the payment of interest and penalties.

The Company is no longer subject to U.S. federal income tax examination by tax authorities for years prior to 2006.

6. Net assets per share

The net asset value per share was $6.26 at June 30, 2010 and $8.42 per share at June 30, 2009. Net assets per share are based on the number of shares of common stock and common stock equivalents outstanding, which, after deducting treasury stock, were 886,579 at both June 30, 2010 and 2009.

7. Share repurchase program

As of December 17, 2003 the Company no longer repurchases its equity shares. Prior to that date, 639,202 shares were repurchased at a cost of $22,498,467.

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2010 and 2009
(Unaudited)

8. Declared Dividends to Shareholders

Three dividends totaling $1.50 per share were declared during the six months ended June 30, 2010. Two dividends totaling $1.00 per share were declared during the six months ended June 30, 2009. The dividends are taxable to shareholders as dividend income.

The Company’s directors have adopted a dividend policy to reflect the Company’s intention to distribute to shareholders as dividends not less than all undistributed personal holding company income of the Company as defined in the Internal Revenue Code. In the Company’s case, the sources of such income are primarily dividends, interest received and gains on sale of securities. In the fourth quarter, if necessary, an adjusting dividend is declared to effect a distribution of all undistributed personal holding company income for the fiscal year.

9. Director Fees

During the six months ended June 30, 2010 and six months ended June 30, 2009 each Director received $2,000 per directors’ meeting attended and $1,600 per audit committee meeting attended. Each Director received an additional $5,000 annual retainer fee. The Chairman of the Audit Committee received an additional $2,500 annual retainer. For the six months ended June 30, 2010 and the six months ended June 30, 2009 directors’ fees totaled $57,100, respectively.

10. Related Party Transactions

During the six months ended June 30, 2010 no brokerage fees were paid. The Company paid brokerage fees of $600 for the six months ended June 30, 2009. Trubee, Collins & Co., Inc. received $600 during the six months ended June 30, 2009. The Company has executed securities transactions through the brokerage firm of Trubee, Collins and Co., Inc., of which Brent D. Baird, President and an affiliated person of the Company, is a registered person.

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2010 and 2009
(Unaudited)

COMPUTATION OF NET ASSET VALUE PER SHARE

For the six months ended June 30, 2010 and 2009
(Unaudited)

	2010	2009

Net Asset	$5,552,335	$7,463,618

Shares Outstanding	886,579	886,579

Net Asset Value per Share	$6.26	$8.42

  Annual Shareholder Meeting Summary

On June 16, 2010 the Annual Shareholders Meeting was held in Rock Hill, South Carolina. At the meeting, five directors, constituting the entire Board of Directors, were elected to serve a one year term. The votes were as follows:

Directors Name	For	Withheld

Bruce C. Baird	629,064	2,557
Theodore E. Dann, Jr.	629,964	1,657
Patrick W. E. Hodgson	629,964	1,657
James E. Traynor	629,962	1,659
H. Thomas Webb III	629,964	1,657

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2010 and 2009
(Unaudited)

FINANCIAL HIGHLIGHTS

For the five six-month periods ended June 30, 2010, 2009, 2008, 2007, and 2006
(Unaudited)

	2010	2009	2008	2007	2006

Financial Highlights*
Investment income	$.06	$.05	$.31	$.75	$1.68
Expenses (including income taxes)	(.25)	(.16)	(.25)	(.35)	(.68)

Investment income (loss) - net	(.19)	(.11)	.06	.40	1.00
Net realized and unrealized gain (loss) on investments	.03	(.08)	(.90)	.06	1.55

Total from investment operations	(.16)	(.19)	(.84)	.46	2.55
Distributions from investment income - net	(1.50)	(1.00)	(1.50)	(1.50)	(1.00)

Net increase (decrease) in net asset value	(1.66)	(1.19)	(2.34)	(1.04)	1.55
Net asset value:
Beginning of period	7.92	9.61	16.46	33.91	45.39

End of period	6.26	8.42	14.12	32.87	46.94

Market value end of period	9.45	4.35	13.30	30.00	37.75
Total Net Assets	5,552,335	7,463,618	12,521,235	29,141,339	41,615,022
Ratios
Ratio of expenses including income tax expense to average net assets	3.36%	1.75%	1.62%	1.03%	1.47%
Ratio of expenses net of income tax expense to average net assets	3.36%	2.52%	1.86%	.70%	0.60%
Ratio of investment income (loss) - net to average net assets	(2.62)%	(1.24)%	.41%	1.19%	2.17%
Portfolio turnover	0%	1.65%	36.20%	3.04%	9.88%
Total return (loss) based on market price	47.36%	15.19%	(1.94)%	10.69%	7.04%
Shares Outstanding	886,579	886,579	886,579	886,579	886,579

*	Per share data is based upon the number of shares outstanding for the period.

Directors
Bruce C. Baird
President, Belmont Contracting Co., Inc.

Patrick W.E. Hodgson†
President, Cinnamon Investments Ltd. and
Chairman, Todd Shipyards Corporation

Theodore E. Dann, Jr.†
President and CEO, ACH Foam Technologies, LLC

James E. Traynor†
President, Clear Springs Development Co., LLC

H. Thomas Webb III‡
Real Estate Consultant

Officers
Brent D. Baird‡
President

Bruce C. Baird
Vice President, Secretary

Cynthia Raby
Assistant Secretary

Registrar, Transfer and Disbursing Agent
Continental Stock Transfer and Trust Company
17 Battery Place
New York, NY 10004

Independent Auditors
KPMG LLP
550 South Tryon Street
Charlotte, NC 28202

† Member of the Audit Committee

‡ Member of Pricing Committee

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
The schedule of investments is included as a part of the 2010 Report to Shareholders of First Carolina Investors, Inc. filed under Item 1 on this Form N-CSRS.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
The Registrant no longer repurchases its equity shares effective December 17, 2003.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of this item.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the Report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270. 30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended (17 CFR 240.13a-15(b) or 240.15d-(b)).
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1) Not applicable.
(a)(2) Certification pursuant to Section 302 of Sarbanes-Oxley Act of 2002 as attached hereto.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of Sarbanes-Oxley Act of 2002 as attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) FIRST CAROLINA INVESTORS, INC.

By:	/s/ Brent D. Baird
Brent D. Baird, Chief Executive Officer

Date: August 30, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By
Date
The Company has no designated Chief Financial Officer at this time.